Investment Securities (Tables)	12 Months Ended
Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Investments by contractual maturity date
The tables below provide detail regarding the amortized cost and fair value of available-for-sale and held-to-maturity investment securities.

September 30, 2017	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$9,300	$146	$—	$9,446	10.38%
1 to 5 years	5,688	2	—	5,690	1.51
5 to 10 years	69,108	—	(1,238)	67,870	1.93
Over 10 years	127,936	353	(218)	128,071	1.92
Equity Securities
1 to 5 years	500	22	—	522	1.80
Corporate debt securities due
1 to 5 years	63,622	2,083	—	65,705	2.96
5 to 10 years	119,960	210	(577)	119,593	2.62
Municipal bonds due
Within 1 year	2,344	10	—	2,354	1.23
1 to 5 years	1,367	55	—	1,422	2.05
Over 10 years	20,343	2,505	—	22,848	6.45
Mortgage-backed securities
Agency pass-through certificates	828,069	8,402	(2,174)	834,297	2.96
Commercial MBS	8,350	41	—	8,391	3.31
	1,256,587	13,829	(4,207)	1,266,209	2.86
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,646,856	7,143	(18,086)	1,635,913	3.14
	1,646,856	7,143	(18,086)	1,635,913	3.14
	$2,903,443	$20,972	$(22,293)	$2,902,122	3.02%

September 30, 2016	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$21,284	$—	$(59)	$21,225	0.81%
1 to 5 years	12,477	1,027	(11)	13,493	7.94
5 to 10 years	48,134	—	(1,589)	46,545	1.14
Over 10 years	182,051	27	(3,990)	178,088	1.33
Equity Securities
1 to 5 years	100,422	1,402	—	101,824	1.90
Corporate debt securities due
Within 1 year	278,094	325	(53)	278,366	1.33
1 to 5 years	63,481	928	(113)	64,296	2.47
5 to 10 years	69,955	—	(2,417)	67,538	1.96
Over 10 years	50,000	938	—	50,938	3.00
Municipal bonds due
1 to 5 years	2,315	2	—	2,317	1.23
5 to 10 years	1,335	38	—	1,373	2.05
Over 10 years	20,363	3,617	—	23,980	6.45
Mortgage-backed securities
Agency pass-through certificates	978,955	17,118	(3,032)	993,041	2.58
Commercial MBS	80,318	—	(448)	79,870	1.91
	1,909,184	25,422	(11,712)	1,922,894	2.22
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,417,599	24,171	(214)	1,441,556	3.18
	1,417,599	24,171	(214)	1,441,556	3.18
	$3,326,783	$49,593	$(11,926)	$3,364,450	2.62%

Schedule of unrealized losses and fair value of securities
The following table shows the gross unrealized losses and fair value of securities at September 30, 2017, and September 30, 2016, by length of time that individual securities in each category have been in a continuous loss position. Management believes that the declines in fair value of these investments are not an other than temporary impairment as these losses are due to a change in interest rates rather than any credit deterioration. The impairment is also deemed to be temporary because: 1) the Bank does not intend to sell the security, and 2) it is not more likely than not that it will be required to sell the security before recovery of the entire amortized cost basis of the security.

	September 30, 2017
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$—	$—	$(577)	$49,423	$(577)	$49,423
U.S. agency securities	(759)	24,400	(697)	96,195	(1,456)	120,595
Agency pass-through certificates	(17,683)	1,163,358	(2,577)	249,304	(20,260)	1,412,662
	$(18,442)	$1,187,758	$(3,851)	$394,922	$(22,293)	$1,582,680

	September 30, 2016
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$—	$—	$(2,582)	$100,467	$(2,582)	$100,467
U.S. agency securities	(11)	3,167	(5,638)	220,613	(5,649)	223,780
Agency pass-through certificates	(1,278)	301,030	(2,417)	232,407	(3,695)	533,437
	$(1,289)	$304,197	$(10,637)	$553,487	$(11,926)	$857,684